Related Party Transactions (Detail Textuals 3) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	[1]
Related Party Transactions [Abstract]
Purchase of crude oil, commitment amount	$ 244,000,000
Amount of sold crude oil	99,718,005	$ 18,973,054
Consumer electronics sold to director of minority shareholder	$ 99,700,000

[1]	The above consolidated statements of operations include Guang Ming. The acquisition of Guang Ming was completed on April 4, 2018 and accounted for as a reorganization of entities under common control and as if it had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 805-50 (See Note 6 "Acquisition")